CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - CAD ($) $ in Thousands	Capital stock [Member]	Commitment to issue shares [Member]	Share-based payments [Member]	Accumulated other comprehensive gain (loss) [Member]	Deficit [Member]	Total
Beginning Balance at Dec. 31, 2017	$ 124,062	$ 24	$ 13,434	$ 9,234	$ (104,383)	$ 42,371
Beginning Balance (Shares) at Dec. 31, 2017						79,725,187
Adoption of IFRS 9				(741)	741
Shares issued pursuant to a loan agreement	602					$ 602
Shares issued pursuant to a loan agreement (shares)						381,321
Shares issued for exercise of stock options	186					$ 186
Shares issued for exercise of stock options (shares)						192,500
Share-based payments	291	$ (24)	1,572			$ 1,839
Share-based payments (Shares)						226,047
Reclass of reserves for exercise of options	90		(90)
Reclass of reserves for options forfeited			(18)			$ (18)
Equity investment share-based payments			247			247
Foreign currency translation adjustment				1,209		1,209
Change in fair value of financial instruments				(49)		(49)
Income (Loss) for the year					62,118	62,118
Ending Balance at Dec. 31, 2018	125,231		15,145	9,653	(41,524)	$ 108,505
Ending Balance (Shares) at Dec. 31, 2018						80,525,055
Shares issued for exercise of stock options	2,103					$ 2,103
Shares issued for exercise of stock options (shares)						1,790,300
Share-based payments	407		1,833			$ 2,240
Share-based payments (Shares)						239,405
Reclass of reserves for exercise of options	1,035		(1,035)
Foreign currency translation adjustment				(533)		$ (533)
Income (Loss) for the year					(13,820)	(13,820)
Ending Balance at Dec. 31, 2019	$ 128,776		$ 15,943	$ 9,120	$ (55,344)	$ 98,495
Ending Balance (Shares) at Dec. 31, 2019						82,554,760